Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 5,033,130
Write-down / sales of vessels	200,238	$ 170,310	$ 53,693
Balance at the end of the year	4,483,430	5,033,130
Dry-docking activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	110,571	96,384	89,372
Costs incurred for dry dockings	35,514	56,371	43,155
Dry-dock amortization	(41,578)	(39,283)	(33,684)
Write-down / sales of vessels	(5,741)	(2,901)	(2,459)
Balance at the end of the year	$ 98,766	$ 110,571	$ 96,384